Discontinued operations and assets and liabilities held for sale (Tables)	6 Months Ended
Jun. 30, 2020
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information on discontinued operations
The results of the South Africa disposal group for the six months ended 30 June 2020 are presented below:

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Revenue from product sales	234	244	555
Cost of sales	(174)	(232)	(479)
Gain (loss) on non-hedge derivatives and other commodity contracts	(41)	2	3
Gross profit	19	14	79
Other expenses	(14)	(19)	(44)
Derecognition of assets, impairments and profit (loss) on disposal of assets	2	(7)	(3)
Impairment reversal (loss) recognised on remeasurement to fair value less costs to sell	17	—	(549)
Profit (loss) before taxation	24	(12)	(517)
Normal and deferred taxation on operations	4	(4)	(23)
Deferred taxation on impairment (reversal) loss, derecognition and profit on disposal of assets	—	2	164
Deferred taxation on unrealised movement on derivatives and other commodity contracts	11	(1)	—
Total profit (loss) from discontinued operations	39	(15)	(376)

The major classes of assets and liabilities of the South African disposal group as at 30 June 2020, are as follows:

	As at	As at
	Jun	Dec
	2020	2019
US Dollar million	Unaudited	Audited

Tangible assets and right of use assets	378	429
Other investments	69	84
Inventories	31	37
Trade, other receivables and other assets	3	4
Deferred taxation	40	15
Cash and cash restricted for use	5	12
Assets held for sale	526	581

Lease liabilities	2	3
Environmental rehabilitation and other provisions	196	211
Trade and other payables	65	58
Liabilities held for sale	263	272
Net assets held for sale	263	309

Total assets held for sale include:
Sadiola	20	20
South Africa	526	581
	546	601